Income Tax - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 113,643	$ 96,047
Deferred revenue	6,731	4,695
Stock-based compensation	3,560	2,509
Accruals and reserves, not currently deductible for tax purposes	8,351	7,612
Research and development credit	2,761	2,458
Goodwill	1,014	1,277
Interest expense	2,097	1,576
Lease liability	2,738	0
Other	44	39
Gross deferred tax assets	140,939	116,213
Less valuation allowance	(137,437)	(115,175)
Net deferred tax assets	3,502	1,038
Deferred tax liabilities:
Property, plant and equipment	(1,008)	(1,050)
ROU assets	(2,494)	0
Other	0	12
Gross deferred tax liabilities	(3,502)	(1,038)
Net deferred tax asset (liabilities)	$ 0	$ 0